Loss per share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to ordinary shareholders	$ (128,617)	$ (83,274)
Denominator:
Weighted average number of ordinary shares- basic and diluted	73,847,551	60,919,842
Net loss per share-basic and diluted	$ (1.74)	$ (1.37)